Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 22, 2016
Class A, L and Institutional | API Master Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	API Master Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective –
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in API Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 59 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2016, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	(2) Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in API Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Master Allocation Fund invests its assets in a variety of equity and debt securities. The Fund also invests in the securities of other open-end mutual funds managed by the Adviser (each an “API Fund” and, collectively, the “API Funds”), but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective. The Adviser does not presently intend to invest Fund assets in individual equity or debt securities. Rather, the Fund will seek to gain exposure to those asset classes through investments in the API Funds or other Underlying Funds (defined below). In seeking to take advantage of current or expected market conditions and/or to manage risk, the Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Fund, either directly or indirectly through investments in Underlying Funds, may purchase many types of securities, including, among others:
  Common stock of U.S. and foreign issuers and other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements;
  Securities issued by investment companies, such as open-end mutual funds (including the API Funds), exchange-traded funds, closed-end funds, unit investment trusts, private investment companies (hedge funds) and foreign investment companies (“Underlying Funds”);
  Long-, intermediate- or short-term bonds and other fixed-income securities (such as U.S. government securities, corporate bonds, and commercial paper), including investments rated below investment grade, commonly known as “junk bonds;”
  ETF’s, including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or benchmark (“ETF’s”);
  Real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate;
When investing in an Underlying Fund, the Adviser considers, among other things, the Underlying Fund’s past performance and its investment objectives and policies, the investment style, reputation and quality of its investment adviser and the Underlying Fund’s size and cost structure. The Adviser selects ETF’s in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments through investments in Underlying Funds and ETF’s, the Fund may have significant exposure to foreign securities, including emerging market securities, small-cap securities, high yield securities, equity-based, income producing securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund in a variety of circumstances, such as: when an investment no longer appears to offer the potential to achieve the Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.

		To the extent that the Fund invests in one or more API Funds, the Adviser will be receiving investment advisory fees from the Fund and from the API Fund(s) in which the Adviser has invested.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

The following are risks associated with investments by the Fund made directly, or indirectly through investments in Underlying Funds.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. Investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Business Development Companies Risk – Business Development Companies (“BDC’s) are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDC’s invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDCs include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. A Fund’s investments in BDC’s are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

Leverage Risk. Leveraging may exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. Money borrowed will be subject to interest and other costs, which may not be recovered by appreciation of the securities purchased. When appropriate or as required by law, the Fund will segregate assets used in connection with leveraging strategies.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer-term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Privately Placed Securities. Investments in privately placed securities involve a high degree of risk. The issuers of privately placed securities are not typically subject to the same regulatory requirements and oversight to which public issuers are subject, and there may be very little public information available about the issuers and their performance. In addition, because the Fund’s ability to sell these securities may be significantly restricted, they may be deemed illiquid and it may be more difficult for the Fund to sell them at an advantageous price and time. Because there is generally no ready public market for these securities, they may also be difficult to value and the Fund may need to determine a fair value for these holdings under policies approved by the Trust’s Board of Trustees (the “Board”).

Leverage Risk. Leveraging by the Fund may exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. Money borrowed will be subject to interest and other costs, which may not be recovered by appreciation of the securities purchased.

Growth Style Risk. The Fund may invest in Underlying Funds that pursue a growth style of investing (“growth style funds”). The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Growth style funds may invest in securities of companies that their advisers believe have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Value Style Risk. The Fund may invest in Underlying Funds that pursue a value style of investing (“value style funds”). The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Value style funds may invest in securities of companies that their advisers believe to be undervalued. Even though value style funds invest in companies whose securities are believed to be undervalued relative to their underlying profitability, there can be no assurance that the shares of the companies selected for a value style fund will appreciate in value. In addition, many of the stocks selected for value style funds may be more volatile than the general market.

		Non-Diversification Risk. The Fund is a non-diversified Fund. Non-diversified funds may invest in fewer issuers than diversified funds. Thus, the value of a non-diversified fund’s shares may vary more widely, and a non-diversified fund may be subject to greater investment and credit risk than if it invested more broadly. The Fund may invest in Underlying Funds that are also non-diversified, which may increase the risk of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is a non-diversified Fund. Non-diversified funds may invest in fewer issuers than diversified funds. Thus, the value of a non-diversified fund’s shares may vary more widely, and a non-diversified fund may be subject to greater investment and credit risk than if it invested more broadly. The Fund may invest in Underlying Funds that are also non-diversified, which may increase the risk of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns – Class A Shares (APIFX) (for calendar years ending on December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period covered by the bar chart, Class A Shares’ highest return for a quarter was 21.22% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.94% (quarter ended September 30, 2011). Class A Shares’ year to date total return as of March 31, 2016 was -0.20%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Fund’s Class A Shares (APIFX) (for periods ending on December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-Tax Returns are shown for only Class A Shares. After-tax returns for Class L and Institutional Class Shares will vary.
Class A, L and Institutional | API Master Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account fee (for accounts under $500)	rr_MaximumAccountFee	$ 25	[2]
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%	[1]
1 Year	rr_ExpenseExampleYear01	$ 829
3 Years	rr_ExpenseExampleYear03	1,354
5 Years	rr_ExpenseExampleYear05	1,904
10 Years	rr_ExpenseExampleYear10	$ 3,396
2010	rr_AnnualReturn2010	17.88%
2011	rr_AnnualReturn2011	(5.00%)
2012	rr_AnnualReturn2012	11.40%
2013	rr_AnnualReturn2013	27.24%
2014	rr_AnnualReturn2014	1.09%
2015	rr_AnnualReturn2015	(3.96%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.94%)
One Year	rr_AverageAnnualReturnYear01	(9.48%)
Five Years	rr_AverageAnnualReturnYear05	4.27%
Inception	rr_AverageAnnualReturnSinceInception	12.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2009
Class A, L and Institutional | API Master Allocation Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account fee (for accounts under $500)	rr_MaximumAccountFee	$ 25	[2]
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%	[1]
1 Year	rr_ExpenseExampleYear01	$ 319
3 Years	rr_ExpenseExampleYear03	974
5 Years	rr_ExpenseExampleYear05	1,654
10 Years	rr_ExpenseExampleYear10	$ 3,467
One Year	rr_AverageAnnualReturnYear01	0.58%
Five Years	rr_AverageAnnualReturnYear05	9.38%
Inception	rr_AverageAnnualReturnSinceInception	16.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2009
Class A, L and Institutional | API Master Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account fee (for accounts under $500)	rr_MaximumAccountFee	$ 25	[2]
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[1]
1 Year	rr_ExpenseExampleYear01	$ 219
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	$ 2,493
One Year	rr_AverageAnnualReturnYear01	1.59%
Five Years	rr_AverageAnnualReturnYear05
Inception	rr_AverageAnnualReturnSinceInception	9.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, L and Institutional | API Master Allocation Fund | Return After-Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.69%)	[3]
Five Years	rr_AverageAnnualReturnYear05	4.20%	[3]
Inception	rr_AverageAnnualReturnSinceInception	12.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2009	[3]
Class A, L and Institutional | API Master Allocation Fund | Return After-Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.18%)	[3]
Five Years	rr_AverageAnnualReturnYear05	3.32%	[3]
Inception	rr_AverageAnnualReturnSinceInception	10.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2009	[3]
Class A, L and Institutional | API Master Allocation Fund | MSCI World Free GTR Index (reflects no deduction for fee, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.32%)	[4]
Five Years	rr_AverageAnnualReturnYear05	8.19%	[4]
Inception	rr_AverageAnnualReturnSinceInception	14.33%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2009	[4]

[1]	Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.
[2]	/yr
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class A Shares. After-tax returns for Class L and Institutional Class Shares will vary.
[4]	The MSCI World Free GTR USD is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of May 2016 the MSCIWorld Index consisted of the following 23 developed market country indices Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.